PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$

Machinery and equipment	95,979	56,599
Electronics and office equipment	1,280	8,206
Motor vehicles	966	754
Leasehold improvements	9,082	5,802
Construction in progress	7,662	3,158

Property and equipment, cost	114,969	74,519
Less: Accumulated depreciation	(22,284)	(27,368)
Less: Provision for impairment	(22,486)	—

Property and equipment, net	70,199	47,151